Shareholder Report, Average Annual Return (Details)					12 Months Ended	40 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	73 Months Ended
	Jun. 28, 2021	Oct. 26, 2020	May 11, 2020	Oct. 01, 2018	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000218403
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LeaderShares Activist Leaders ETF
C000218404
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LeaderShares AlphaFactor Tactical Focused ETF
C000200720
Average Annual Return [Line Items]
Line Graph and Table Measure Name				LeaderShares AlphaFactor U.S. Core Equity ETF
C000228396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LeaderShares Dynamic Yield ETF
C000218405
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LeaderShares Equity Skew ETF
Without Sales Load [Member] | C000218403
Average Annual Return [Line Items]
Average Annual Return, Percent					17.17%		8.94%
Without Sales Load [Member] | C000218404
Average Annual Return [Line Items]
Average Annual Return, Percent					27.93%		14.62%
Without Sales Load [Member] | C000200720
Average Annual Return [Line Items]
Average Annual Return, Percent					34.79%				10.63%	9.11%
Without Sales Load [Member] | C000228396
Average Annual Return [Line Items]
Average Annual Return, Percent					9.80%	0.02%
Without Sales Load [Member] | C000218405
Average Annual Return [Line Items]
Average Annual Return, Percent					22.73%			10.56%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					38.02%		15.51%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					38.02%		15.51%
Leadershares AlphaFactor US Core Equity ETF Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Leadershares AlphaFactor US Core Equity ETF Index
Average Annual Return, Percent					36.17%				11.59%	10.07%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					10.55%	(1.93%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					38.02%			17.88%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					38.02%				15.27%	13.50%